Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 179,000	$ 0	$ 258,491	$ 104,811	$ 0
Non-cash capital contribution for conveyance of property, plant and equipment from affiliate			0	83,058	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 29,000	$ 269,000	$ 186,700	$ 178,300	$ 274,300